REVENUES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES [Abstract]
Customer A - Sales of manufactured products	20.60%	18.40%	17.20%